Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure
Minimum Future Charter Revenues
Year ending December 31,	Amount
2020	125,783
2021	114,794
2022	103,824
2023	103,824
2024	103,935
2025 and thereafter	550,541
Total	$1,102,701